Leases - Summary of Amounts Recognized in Consolidated Income Statements (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Amounts Recognized In Consolidated Income Statement [Abstract]
Depreciation of ROU assets	₱ 5,388	₱ 4,940	₱ 4,393
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	1,459	618	378
Interest expense on lease liabilities (Note 5)	1,170	1,125	1,061
Variable lease payments (included in general and administrative expenses) (Note 5)	771	764	708
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	1	2	204
Total amount recognized in consolidated income statements	₱ 8,789	₱ 7,449	₱ 6,744